CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CASH AND CASH EQUIVALENTS
Cash in banks	$ 337,291	$ 31,677
Cash equivalents	15,641
Cash and Cash Equivalent, Total	352,932	$ 31,677
Short-term USD money market fund	$ 15,641